Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Liabilities [Abstract]
Severance expenses	$ 5,444	$ 5,464	$ 7,078
Annual compensation percentage	100.00%
Employee contributions percentage	25.00%
Employee annual compensation	6.00%